Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended		11 Months Ended		24 Months Ended
	Jan. 31, 2016	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 05, 2015	May 28, 2014	Jun. 30, 2016	Jun. 30, 2015	Nov. 18, 2014	Dec. 13, 2013	Apr. 30, 2016
Voyage expenses				$ (8,778,000)				$ (1,214,000)	$ (14,919,000)
Voyage revenue			$ 2,946,000
Navios Apollon
Vessel year built								2000
Vessel type								Ultra-Handymax
Navios Apollon | Charter hire agreement
Lease term								two years
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Feb. 29, 2012
Navios Apollon | First year charter hire agreement
Charter hire daily rate								$ 12,500
Navios Apollon | Second year charter hire agreement
Charter hire daily rate								$ 13,500
Navios Apollon | Extended charter hire agreement
Lease term								six months
Charter hire daily rate								$ 13,500
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Jan. 31, 2014
Navios Apollon | Further extension, Charter hire agreement
Lease term								one year
Charter hire daily rate								$ 12,500
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Oct. 31, 2014
Navios Apollon | Second further extension, Charter hire agreement
Lease term								one year
Charter hire daily rate								$ 12,500
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Apr. 30, 2015
Navios Prosperity
Vessel year built								2007
Vessel type								Panamax
Navios Prosperity | Charter hire agreement
Lease term								one year with two six-month extension options
Charter hire daily rate								$ 12,000
Date of agreement								May 31, 2012
Navios Prosperity | Extended charter hire agreement
Lease term								one year
Date of agreement								Apr. 30, 2014
Navios Prosperity | Novation agreement
Date of agreement								Mar. 05, 2015
Navios Prosperity | First $1.5 milion in profits above the base rate | Extended charter hire agreement
Profit sharing, Percentage allocation based on earnings								100.00%
Navios Prosperity | Thereafter of the first $1.5 million in profits above the base rate | Extended charter hire agreement
Profit sharing, Percentage allocation based on earnings								50.00%
Navios Libra II
Vessel year built								1995
Vessel type								Panamax
Navios Libra II | Charter hire agreement
Lease term								three years
Charter hire daily rate								$ 12,000
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Sep. 30, 2012
Navios Libra II | Extended charter hire agreement
Lease term								one year
Charter hire daily rate								$ 12,000
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Apr. 30, 2015
Navios Felicity
Vessel year built								1997
Vessel type								Panamax
Navios Felicity | Charter hire agreement
Lease term								one year with two six-month extension options
Charter hire daily rate								$ 12,000
Date of agreement								May 31, 2013
Navios Felicity | Extended charter hire agreement
Date of agreement								Feb. 28, 2014
Navios Felicity | Extended charter hire agreement 2
Date of agreement								Aug. 31, 2014
Navios Felicity | Further extension, Charter hire agreement
Lease term								one year
Charter hire daily rate								$ 12,000
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Apr. 30, 2015
Navios Felicity | First $1.5 milion in profits above the base rate | Charter hire agreement
Profit sharing, Percentage allocation based on earnings								100.00%
Navios Felicity | Thereafter of the first $1.5 million in profits above the base rate | Charter hire agreement
Profit sharing, Percentage allocation based on earnings								50.00%
Navios Aldebaran
Vessel year built								2008
Vessel type								Panamax
Navios Aldebaran | Charter hire agreement
Lease term								six months with a six-month extension option
Charter hire daily rate								$ 11,000
Date of agreement								May 31, 2013
Navios Aldebaran | Extended charter hire agreement
Date of agreement								Dec. 31, 2013
Navios Aldebaran | Further extension, Charter hire agreement
Lease term								six to nine months
Date of agreement								Jul. 31, 2014
Navios Aldebaran | Novation agreement
Date of agreement								Feb. 28, 2015
Navios Aldebaran | First $2.5 millions in profits above the base rate | Extended charter hire agreement
Profit sharing, Percentage allocation based on earnings								100.00%
Navios Aldebaran | Thereafter of the first $2.5 millions in profits above the base rate | Extended charter hire agreement
Profit sharing, Percentage allocation based on earnings								50.00%
Navios Hope
Vessel year built								2005
Vessel type								Panamax
Navios Hope | Charter hire agreement
Lease term								one year
Charter hire daily rate								$ 10,000
Date of agreement								Jul. 31, 2013
Navios Hope | Extended charter hire agreement
Lease term								six months
Date of agreement								Dec. 31, 2013
Navios Hope | Further extension, Charter hire agreement
Lease term								one year
Charter hire daily rate								$ 10,000
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Jan. 31, 2015
Navios Pollux
Vessel year built								2009
Vessel type								Capesize
Navios Pollux | Charter hire agreement
Lease term								one year
Charter hire daily rate								$ 11,400
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Feb. 28, 2015
Navios Gemini
Vessel year built								1994
Vessel type								Panamax
Navios Gemini | Charter hire agreement
Lease term								nine months
Charter hire daily rate								$ 7,600
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Mar. 31, 2015
Navios Fantastiks
Vessel year built								2005
Vessel type								Capesize
Navios Fantastiks | Charter hire agreement
Lease term								ten months
Charter hire daily rate								$ 12,500
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Apr. 30, 2015
Navios Sun, Navios Orbiter, Navios Soleil, Navios Alegria, Navios Harmony and Navios Hyperion | Charter hire agreement
Charter hire daily rate								$ 12,000
Profit sharing, Percentage allocation based on earnings								50.00%
Date of agreement								Apr. 30, 2015
Navios Partners
Management fees			14,719,000	14,141,000				$ 29,438,000	27,542,000
Navios Partners | Ultra-Handymax vessel
Daily management fee	$ 4,000				$ 4,100
Navios Partners | Panamax vessel
Daily management fee	4,100				4,200
Navios Partners | Capesize vessel
Daily management fee	5,100				5,250
Navios Partners | Container vessel of 6,800 TEU
Daily management fee	6,500				6,700
Navios Partners | Container vessel more than 8,000 TEU
Daily management fee	7,200				7,400
Navios Partners | Container vessel more than 13,000 TEU
Daily management fee	$ 8,500				$ 8,750
Navios Acquisition
Management fees			24,318,000	24,293,000				$ 48,504,000	48,335,000
Terms of reimbursement of fees and expenses under the management agreement								Effective March 30, 2012, Navios Acquisition could, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the management agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR. Commencing September 28, 2012, Navios Acquisition could, upon request, reimburse Navios Holdings partially or fully for any fixed management fees outstanding for a period of not more than nine months under the management agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR.
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Management agreement
Daily management fee		$ 6,350					$ 6,000
Fixed drydocking expenses							300,000
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Extended management agreement
Daily management fee												$ 6,000
Navios Acquisition | LR1 product tanker vessel | Management agreement
Daily management fee		7,150					7,000
Fixed drydocking expenses							300,000
Navios Acquisition | LR1 product tanker vessel | Extended management agreement
Daily management fee												7,000
Navios Acquisition | VLCC vessel | Management agreement
Daily management fee		$ 9,500					$ 10,000
Navios Acquisition | VLCC vessel | Extended management agreement
Daily management fee												$ 9,500
Navios Europe I | Management agreement
Management fees			5,438,000	4,978,000				$ 10,393,000	10,247,000
Duration of agreements											6 years
Navios Midstream | Management agreement
Management fees			5,187,000	3,705,000				10,374,000	7,125,000
Duration of agreements										5 years
Navios Midstream | VLCC vessel | Management agreement
Termination date of agreement										Nov. 18, 2016
Daily management fee										$ 9,500
Navios Europe II | Management agreement
Management fees			$ 5,703,000	$ 437,000				$ 11,466,000	$ 437,000
Duration of agreements						6 years